Note 15 - Shareholders' Equity (Details Textual)	Nov. 02, 2021 shares	Oct. 28, 2011 $ / shares shares	Oct. 31, 2024 shares
Common Stock Dividends, Rights Per Share (in shares) | shares	1	1
Minimum Percentage of Stock Owner in Stockholder Protection Rights Agreement		15.00%
Preferred Stock, Exercise Price (in dollars per share) | $ / shares		$ 25
Preferred Stock, Number of Votes		1,000
Preferred Stock, Dividend Rate, Common Stock Dividend Amount Multiplier		1,000
Preferred Stock, Redemption Price Per Share (in dollars per share) | $ / shares		$ 0.0001
Preferred Stock, Capital Shares Reserved for Future Issuance (in shares) | shares			100,000